Revenue - Additional Information (Detail) € in Thousands	1 Months Ended				12 Months Ended
	Nov. 30, 2024 EUR (€)	Jan. 31, 2024 EUR (€)	Nov. 30, 2023 USD ($)	Nov. 30, 2018	Dec. 31, 2024 EUR (€) CommercialCustomer	Dec. 31, 2024 USD ($) CommercialCustomer	Dec. 31, 2023 EUR (€) CommercialCustomer	Dec. 31, 2022 EUR (€)
Disclosure of performance obligations [line items]
Revenue					€ 363,641		€ 266,718	€ 51,174
Number of commercial customers | CommercialCustomer					4	4	4
Adjustment to Prior Periods Estimates and Assumptions [Member]
Disclosure of performance obligations [line items]
Revenue					€ 4,700
VISEN Pharmaceuticals [member]
Disclosure of performance obligations [line items]
Proportion of ownership interest in associate				50.00%	43.90%	43.90%
Novo Nordisk [member]
Disclosure of performance obligations [line items]
Upfront development and regulatory milestones potentially to be received	€ 285,000
Upfront fee for exclusive license	100,000
Maximum additional development and regulatory milestones potentially to be received	€ 77,500
Third Party Investors [Member]
Disclosure of performance obligations [line items]
Commitment from investors		€ 150,000
Teijin [Member]
Disclosure of performance obligations [line items]
Upfront payment received | $			$ 70,000,000
Maximum additional development and regulatory milestones potentially to be received | $			$ 175,000,000
Royalties and Milestones [Member] | Third Party Investors [Member]
Disclosure of performance obligations [line items]
Recognized as revenue | $						$ 0
Royalties and Milestones [Member] | Teijin [Member]
Disclosure of performance obligations [line items]
Recognized as revenue					€ 0
Licenses [Member] | Novo Nordisk [member]
Disclosure of performance obligations [line items]
Upfront payment received					95,300
Licenses [Member] | Third Party Investors [Member]
Disclosure of performance obligations [line items]
Upfront payment received					27,100
Licenses [Member] | Teijin [Member]
Disclosure of performance obligations [line items]
Upfront payment received							€ 63,700
Commercial customers [member]
Disclosure of performance obligations [line items]
Revenue					€ 225,728		€ 178,663	€ 35,659
Commercial customers [member] | Bottom of range [member]
Disclosure of performance obligations [line items]
Perentage of sale to commercial customers					10.00%	10.00%	10.00%